CVC - INTERIM FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended														6 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 20, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Information
Revenues, net	$ 2,329,714	$ 2,359,808	$ 2,322,521	$ 2,322,362	$ 2,302,259	$ 2,305,901	$ 2,260,221	$ 823,501		$ 627,589						$ 9,306,950	$ 6,017,212
Operating income	313,038	217,055	120,575	253,268	250,110	218,346	144,266	45,937		54,260						841,008	462,809
Net income (loss)	(128,949)	2,243,325	(192,434)	(479,939)	(76,188)	(236,049)	(172,553)	(282,129)		(140,748)						1,494,764	(831,479)
Net loss (income) attributable to noncontrolling interests	(2)	(850)	(135)	(365)	(237)	(659)	(256)	364		0						(1,587)	(551)
Net income (loss) attributable to Altice USA, Inc. stockholders	$ (128,951)	$ 2,242,475	$ (192,569)	$ (480,304)	$ (76,425)	$ (236,708)	$ (172,809)	$ (281,765)		(140,748)						$ 1,493,177	$ (832,030)
Basic income per share attributable to Cablevision Systems Corporation stockholders:
Net income (in dollars per share)																$ 2.15	$ (1.28)
Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Net income (in dollars per share)																$ 2.15	$ (1.28)
Cablevision Systems Corporation And Subsidiaries
Selected Quarterly Financial Information
Revenues, net									$ 1,491,714	1,645,890					$ 3,137,604			$ 6,545,545
Operating expenses									(1,267,663)	(1,394,635)
Operating income									224,051	251,255					475,306			848,471
Income from continuing operations, net of income taxes															163,512			187,789
Income (loss) from discontinued operations, net of income taxes															0			(12,541)
Net income (loss)									69,201	94,311					163,512			175,248
Net loss (income) attributable to noncontrolling interests									170	66					236			201
Net income (loss) attributable to Altice USA, Inc. stockholders									$ 69,371	$ 94,377					$ 163,748			$ 175,449
Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes									$ 0.25	$ 0.35					$ 0.60			$ 0.70
Loss from discontinued operations, net of income taxes															0.00			(0.05)
Net income (in dollars per share)									0.25	0.35					0.60			0.65
Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes									0.25	0.34					0.58			0.68
Loss from discontinued operations, net of income taxes															0.00			(0.05)
Net income (in dollars per share)									$ 0.25	$ 0.34					$ 0.58			$ 0.63
Amounts attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes									$ 69,371	$ 94,377
Loss from discontinued operations, net of income taxes															$ 0			$ (12,541)
Net income									$ 69,371	$ 94,377
Predecessor
Selected Quarterly Financial Information
Revenues, net											$ 1,636,425	$ 1,624,828	$ 1,661,940	$ 1,622,352				6,545,545
Operating expenses											(1,439,285)	(1,441,712)	(1,417,476)	(1,398,601)				(5,697,074)
Operating income											197,140	183,116	244,464	223,751				848,471
Income from continuing operations, net of income taxes											33,781	23,431	75,676	54,901				187,789
Income (loss) from discontinued operations, net of income taxes											(1,633)	(406)		(10,502)				(12,541)
Net income (loss)											32,148	23,025	75,676	44,399				175,248
Net loss (income) attributable to noncontrolling interests											(30)	78	(81)	234				201
Net income (loss) attributable to Altice USA, Inc. stockholders											$ 32,118	$ 23,103	$ 75,595	$ 44,633				$ 175,449
Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes											$ 0.12	$ 0.09	$ 0.28	$ 0.21				$ 0.70
Loss from discontinued operations, net of income taxes											(0.01)			(0.04)				(0.05)
Net income (in dollars per share)											0.12	0.09	0.28	0.17				0.65
Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes											0.12	0.08	0.27	0.20				0.68
Loss from discontinued operations, net of income taxes											(0.01)			(0.04)				(0.05)
Net income (in dollars per share)											$ 0.12	$ 0.08	$ 0.27	$ 0.16				$ 0.63
Amounts attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes											$ 33,751	$ 23,509	$ 75,595	$ 55,135				$ 187,990
Loss from discontinued operations, net of income taxes											(1,633)	(406)		(10,502)				(12,541)
Net income											$ 32,118	$ 23,103	$ 75,595	$ 44,633				$ 175,449